Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Performance Based Award [Table Text Block]

Dollars in thousands	Performance Share Awards Outstanding		2017	Cumulative Expense
Performance Period	Target	Maximum	Expense/(Reversal)	December 31, 2017
2015-17	29,967	59,934	$(346)	$1,169
2016-18	24,826	49,652	337	815
2017-19	32,680	65,360	942	942
Total	87,473	174,946	$933

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

	Number of RSUs	Weighted - Average Price Per RSU
Nonvested, December 31, 2014	70,794	$44.00
Granted	37,264	46.29
Vested	(19,003)	44.81
Forfeited	(468)	44.99
Nonvested, December 31, 2015	88,587	44.78
Granted	40,271	54.36
Vested	(29,488)	45.56
Forfeited	(9,397)	44.59
Nonvested, December 31, 2016	89,973	48.85
Granted	32,168	60.51
Vested	(35,341)	47.07
Forfeited	(2,278)	53.78
Nonvested, December 31, 2017	84,522	53.90

Share-based Compensation, Stock Options, Activity [Table Text Block]

	Option Shares	Weighted - Average Price Per Share	Intrinsic Value (In millions)
Balance outstanding, December 31, 2014	416,088	$43.40	$2.7
Exercised	(62,900)	39.96	0.5
Forfeited	(500)	45.74	n/a
Balance outstanding, December 31, 2015	352,688	44.00	2.3
Exercised	(172,525)	43.61	2.0
Forfeited	—	n/a	n/a
Balance outstanding, December 31, 2016	180,163	44.38	2.8
Exercised	(88,275)	44.33	1.8
Forfeited	(200)	41.15	n/a
Balance outstanding and exercisable, December 31, 2017	91,688	44.43	1.4

Schedule Of Stock Based Compensation Capitalized Under LTIP SOP and ESPP [Table Text Block]

In thousands	2017	2016	2015
Operations and maintenance expense, for stock-based compensation	$2,354	$2,370	$2,673
Income tax benefit	(930)	(924)	(1,012)
Net stock-based compensation effect on net income (loss)	$1,424	$1,446	$1,661
Amounts capitalized for stock-based compensation	$528	$554	$661

Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Awards [Table Text Block]

Dollars in thousands	Shares(1)	Expense During Award Year(2)	Total Expense for Award
Estimated award:
2015-2017 grant(3)	18,300	$(346)	$1,169
Actual award:
2014-2016 grant	31,388	168	1,685
2013-2015 grant	8,914	312	1,240

(1)
In addition to common stock shares, a participant also receives a dividend equivalent cash payment equal to the number of shares of common stock received on the award payout multiplied by the aggregate cash dividends paid per share during the performance period.

(2)
Amount represents the expense recognized in the third year of the vesting period noted above. For the 2015-2017 grant, we did not meet targets and reversed expense during 2017 that had been previously recognized.

(3)
This represents the estimated number of shares to be awarded as of December 31, 2017 as certain performance share measures had been achieved. Amounts are subject to change with final payout amounts authorized by the Board of Directors in February 2018.